Other Non-financial Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Non-financial Assets

NOTE 22. OTHER NON-FINANCIAL ASSETS

“Other Non-financial Assets” break down as follows:

	12.31.18	12.31.17	01.01.17
Shareholders	—	—	50,431
Payments in Advance of Directors’ and Syndics’ Fees	2,071	5,054	19,527
Payments in Advance to Personnel	50,385	18,382	18,416
Tax Credits	115,558	61,460	251,330
Payments in Advance	448,545	449,312	398,684
Advances for Purchase of Assets	1,141,114	2,180,993	1,103,230
Investment properties (*)	290,894	296,418	302,453
Other Miscellaneous Assets Measured at Cost	696,996	588,468	681,033
Assets Acquired through Foreclosures	32,852	54,787	31,041
Others	46,354	83,256	163,523

Total	2,824,769	3,738,130	3,019,668

(*)	Changes in “Investment Properties” are detailed in Schedule F.

Related-party information is disclosed in Note 52.